Related party transactions - Related party statement of income or loss (Details)	6 Months Ended
	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($) shares
Disclosure of transactions between related parties [line items]
Voyage expenses	$ (2,404,000)	$ (466,000)
Vessel operating costs	(16,618,000)	(17,846,000)
Administrative expenses	$ (6,665,000)	(6,790,000)
Restricted Stock
Disclosure of transactions between related parties [line items]
Number of shares granted (in shares) | shares	1,047,997
Handymax and MR
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when out of pools	$ 300
LR1 And LR2
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when out of pools	250
Bunker Provider
Disclosure of transactions between related parties [line items]
Purchases of bunkers	(10,793,000)	(1,695,000)
Other related parties | Scorpio MR Pool Limited | MR
Disclosure of transactions between related parties [line items]
Pool revenue	271,013,000	131,272,000
Other related parties | Scorpio LR2 Pool Limited | LR2
Disclosure of transactions between related parties [line items]
Pool revenue	175,421,000	88,278,000
Other related parties | Scorpio Handymax Tanker Pool Limited | Handymax
Disclosure of transactions between related parties [line items]
Pool revenue	34,190,000	25,783,000
Other related parties | Scorpio LR1 Pool Limited | LR1
Disclosure of transactions between related parties [line items]
Pool revenue	$ 11,169,000	23,344,000
Other related parties | Scorpio Commercial Management S.A.M.
Disclosure of transactions between related parties [line items]
Commission on gross revenue per charter fixture when included in pools, rercent	1.50%
Commission on gross revenue per charter fixture when excluded in pools, rercent	1.25%
Reimbursement of expenses	$ 25,834	2,462
Other related parties | Scorpio Commercial Management S.A.M. | LR2
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when in pools	250
Other related parties | Scorpio Commercial Management S.A.M. | LR1
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when in pools	300
Other related parties | Scorpio Commercial Management S.A.M. | Handymax and MR
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when in pools	325
Other related parties | Amounts due to a related party port agent
Disclosure of transactions between related parties [line items]
Voyage expenses	(800,000)	0
Vessel operating costs	(1,000,000)	(1,500,000)
Other related parties | Scorpio Ship Management S.A.M. (SSM)
Disclosure of transactions between related parties [line items]
Technical management fee	15,600,000	16,400,000
Crew wages	73,000,000	75,600,000
Fixed annual technical management fee	175,000
Other related parties | Scorpio Services Holding Limited (SSH)
Disclosure of transactions between related parties [line items]
Administrative fees	5,700,000	6,100,000
Reimbursement of expenses	8,443	25,436
Other related parties | Scorpio Services Holding Limited (SSH) | Restricted Stock
Disclosure of transactions between related parties [line items]
Restricted stock amortization	$ 900,000	$ 700,000
Number of shares granted (in shares) | shares	493,300	315,950